NUVEEN NATIONAL                                                           NUVEEN
INSURED UNIT TRUST 347                                                       948


--------------------------------------------------------------------------------


RATED: "AAA"                                        NUVEEN TAX-FREE UNIT TRUSTS:
All bonds in this Unit Trust are insured by MBIA    For the tax-sensitive, conservative investor.
Insurance Corporation. As a result, the bonds are   - Tax-Free
rated Aaa by Moody's Investors Service, Inc.        - Dependable Income
and/or AAA by Standard & Poor's, the highest        - Diversified Portfolios
rating given by each agency.                        - Top-Rated Municipal Bonds
ESTIMATED CURRENT RETURN:                           DATE OF DEPOSIT: June 26, 1997
5.07 - 5.28%
ESTIMATED LONG-TERM RETURN:
5.10 - 5.37%


UNITS OF THE TRUST ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK AND ARE NOT FEDERALLY INSURED OR OTHERWISE PROTECTED BY THE FDIC OR ANY OTHER FEDERAL AGENCY AND INVOLVE INVESTMENT RISK, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

--------------------------------------------------------------------------------

QUICK FACTS ABOUT THIS UNIT TRUST

Tax Status      Income is exempt from federal income tax but may
                be subject to state and local tax. Capital gains
                are taxable.
Total Principal $7,500,000 in 75,000 units
Average Life    26.6 years
Call Protection Earliest ordinary optional call is 2005
Minimum         $5,000 or 50 units, whichever is lower
Investment
Offering Price  $101.45 to $98.45 depending on the purchase amount
Cusip           6710A5 824 monthly payment plan
Numbers         6710A5 832 quarterly payment plan
                6710A5 840 semi-annual payment plan
Insurance       Individual bonds (not units) are fully insured by
                MBIA Insurance Corporation, which guarantees
                timely payment of interest and principal.
Registration    Registered in all states

Payment         Investors may choose to receive monthly, quarterly
Plans           or semi-annual interest payments.
Bond Calls      Most municipal bonds are subject to optional bond
                calls. Bonds are usually called at a premium price
                and generally not below par value.
Sales Charge    The sales charge is a one-time expense included in
                the Public Offering Price.
Letter          Investors may use a Letter of Intent to get
of Intent       reduced sales charges on purchases made over a
(LOI)           13-month period (and to take advantage of dollar
                cost averaging). Minimum LOI investment $50,000.
Redemptions     Units can be redeemed on any business day at no
                charge. Units are redeemed at their current market
                value.
Reinvestment    Interest income and returned principal can be
                reinvested with no sales charge into Nuveen tax-
                free mutual or money market funds. For more
                information obtain a prospectus.

--------------------------------------------------------------------------------

PORTFOLIO INCOME DIVERSIFICATION

California              8.8  %          Colorado               10.6  %          Illinois               10.7  %
Indiana                10.2             New Hampshire          10.7             New York               13.8
North Dakota           14.0             Rhode Island           10.7             Washington             10.5

MATURITY DATES (Description of Chart)
2019-20                                            20.0%
2021-22                                            16.7%
2023-24                                            10.0%
2025-26                                            40.0%

2027+                                              13.3%
The earliest ordinary optional call date is 2005

YIELD COMPARISON AS OF 06/25/97*
  (Description of Yield Comparison Chart)

Nuveen UIT
     Yield                                         5.07%
     Tax Equivalent Yield                          7.92%

Treasury Bonds
     Yield                                         6.69%
     Tax Equivalent Yield                          7.04%

Corporate Bonds
     Yield                   7.43%

 *COMPARES TRUST AS OF 06/25/97 WITH 30-YEAR TREASURY BONDS AND LEHMAN BROTHERS
  INVESTMENT GRADE LONG CORPORATE BOND INDEX AS OF 06/24/97. ASSUMES 36.0% FEDERAL AND 5.0% STATE INCOME TAX RATES. TREASURY BONDS ARE SUBJECT TO FEDERAL BUT NOT STATE INCOME TAXES; CORPORATE BONDS ARE GENERALLY SUBJECT TO BOTH. TREASURY BONDS, UNLIKE MUNICIPAL BONDS, ARE GUARANTEED BY THE U.S. GOVERNMENT.

CALL 1.800.257.8787 FOR A PROSPECTUS CONTAINING MORE COMPLETE INFORMATION INCLUDING CHARGES AND EXPENSES.
READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

--------------------------------------------------------------------------------

 BONDS THIS NATIONAL INSURED UNIT TRUST CONTAINS

                                                                                                        RATINGS
  PRINCIPAL                                                                              EARLIEST CALL ----------
    AMOUNT    BOND ISSUE                                                                 DATE AND PRICE S&P MOODY'S
 ----------------------------------------------------------------------------------------------------------------
 $   750,000  The Metropolitan Water District of Southern California, Water Revenue                    AAA   Aaa
              Refunding Bonds, 1996 Series B, 4.75% Due 7/1/21. (Original issue discount bonds delivered on or about February 28, 1996 at a price of 93.829% of
              principal amount.)                                                          2006 at 100
     750,000  City and County of Denver, Colorado, Airport System Revenue Bonds, Series                AAA   Aaa
              1995A, 5.70% Due 11/15/25.                                                  2005 at 102
     750,000  Illinois Health Facilities Authority Revenue Bonds, Series 1997A (Highland               AAA   Aaa
              Park Hospital Project), 5.75% Due 10/1/26.                                  2007 at 102
     750,000  Indiana State Office Building Commission, Correctional Facilities Program                AAA   Aaa
              Revenue Bonds, Series 1995A, 5.50% Due 7/1/20. (Original issue discount bonds delivered on or about August 2, 1995 at a price of 94.186% of
              principal amount.)                                                          2005 at 102
     750,000  New Hampshire Higher Educational and Health Facilities Authority, Revenue                AAA   Aaa
              Bonds, Saint Anselm College Issue, Series 1996, 5.75% Due 7/1/26.           2006 at 102
     500,000  New York State Energy Research and Development Authority, Gas Facilities                 AAA   Aaa
              Revenue Bonds, 1996 Series (The Brooklyn Union Gas Company Project), 5.50%
              Due 1/1/21.                                                                 2006 at 102
     500,000  New York City (New York), Municipal Water Finance Authority, Water and                   AAA   Aaa
              Sewer System Revenue Bonds, Fiscal 1997 Series A, 5.625% Due 6/15/19.       2006 at 101
   1,000,000  City of Grand Forks, North Dakota, Health Care System Revenue Bonds (Altru               AAA   Aaa
              Health System Obligated Group), Series 1997, 5.625% Due 8/15/27.            2007 at 102
     750,000  Rhode Island Health and Educational Building Corporation, Hospital                       AAA   Aaa
              Financing Revenue Bonds, Lifespan Obligated Group Issue, Series 1996, 5.75%
              Due 5/15/23.                                                                2007 at 102
     250,000  Public Utility District No. 1 of Chelan County, Washington, Columbia                     AAA   Aaa
              River-Rock Island Hydro-Electric System Revenue Refunding Bonds, Series
              1997A, 0.00% Due 6/1/20. (Original issue discount bonds delivered on or
              about March 17, 1997 at a price of 25.363% of principal amount.)            No Optional
                                                                                              Call
     750,000  Public Utility District No. 2 of Grant County, Washington, Priest Rapids                 AAA   Aaa
              Hydroelectric Development, Second Series Revenue Bonds, 1996A, 5.625% Due
              1/1/26.                                                                     2006 at 102
 ----------------------------------------------------------------------------------------------------------------
 $ 7,500,000  TOTAL          11 BONDS FROM 9 STATES.

--------------------------------------------------------------------------------

HOW TO DETERMINE YOUR INCOME AND YIELD

HOW TO CALCULATE YOUR RETURN

The estimated current return is the net income         the sales charge, and returns are as of 06/25/97.
divided by the offering price. Estimated long-term     As of this date, Units are offered at the public
return is a measure of the return to the investor      offering price plus accrued interest to the
expected to be earned over the estimated life of       settlement date of $.07. Returns and prices will
the Unit Trust. The public offering prices, which      fluctuate.
include

                          Public                       Estimated Return (CURRENT/Long Term)
 Breakpoints             Offering     Sales      -------------------------------------------------
 Units / Dollars           Price      Charge      Monthly Plan   Quarterly Plan  Semi-Annual Plan
 50 / $5,000           $    101.45     4.90 %      5.07%   5.10%   5.10%   5.13%   5.12%   5.15 %
 500 / $50,000              101.29     4.75        5.08    5.11    5.11    5.14    5.13    5.16
 1,000 / $100,000           101.03     4.50        5.09    5.13    5.12    5.16    5.14    5.18
 2,500 / $250,000           100.76     4.25        5.11    5.15    5.14    5.18    5.16    5.20
 5,000 / $500,000            99.98     3.50        5.15    5.21    5.18    5.24    5.20    5.26
 10,000 / $1,000,000         99.46     3.00        5.17    5.24    5.20    5.27    5.22    5.29
 25,000 / $2,500,000         98.95     2.50        5.20    5.28    5.23    5.31    5.25    5.33
 50,000 / $5,000,000         98.45     2.00        5.23    5.32    5.26    5.35    5.28    5.37

HOW TO DETERMINE YOUR
TAXABLE EQUIVALENT YIELD

The table shows the approximate yield an investor must get from a taxable investment to match the estimated current return from this Unit Trust.

                  Taxable Equivalent Yield (by
   UNIT TRUST             tax bracket)
     RETURN      28.0%   31.0%   36.0%   39.6%
         5.07  % 7.04%   7.35%   7.92%   8.39%
         5.08    7.06    7.36    7.94    8.41
         5.09    7.07    7.38    7.95    8.43
         5.11    7.10    7.41    7.98    8.46
         5.15    7.15    7.46    8.05    8.53
         5.17    7.18    7.49    8.08    8.56
         5.20    7.22    7.54    8.13    8.61
         5.23    7.26    7.58    8.17    8.66

JOHN NUVEEN & CO. INCORPORATED
333 WEST WACKER DRIVE, CHICAGO, IL 60606
HOW TO CALCULATE YOUR INCOME

The table shows expected interest payments for monthly, quarterly and semi-annual plans. Payments will remain relatively constant as long as the Unit Trust's size, composition and expenses remain the same. The first record date is 08/01/97.

                                                 Annual
                    First Payment   Payment      Income
 Payment Plan           Date       (per unit)  (per unit)
 Initial payment
  (all plans)            8/15/97   $   .4998
 Monthly plan            9/15/97       .4284   $ 5.1441
 Quarterly plan         11/15/97      1.2933
                         2/15/98      1.2933     5.1761
 Semi-annual plan       11/15/97      1.2987
                         5/15/98      2.5974     5.1951
 EXAMPLE OF HOW TO CALCULATE YOUR ESTIMATED INCOME:
 $10,000       DIVIDED  BY 101.52 =  98.502
 investment       offering price     # of units
 (as of           and accrued        purchased
 06/25/97)        interest
 98.502       X   $5.1441        =   $506.70
 # of units       annual income      annual income
 purchased        per unit
                  (monthly plan)

NUVEEN CALIFORNIA                                                         NUVEEN
INSURED UNIT TRUST 289                                                       948


--------------------------------------------------------------------------------


RATED: "AAA"                                        NUVEEN TAX-FREE UNIT TRUSTS:
All bonds in this Unit Trust are insured by MBIA    For the tax-sensitive, conservative investor.
Insurance Corporation. As a result, the bonds are   - Double Tax-Free
rated Aaa by Moody's Investors Service, Inc.        - Dependable Income
and/or AAA by Standard & Poor's, the highest        - Diversified Portfolios
rating given by each agency.                        - Top-Rated Municipal Bonds
ESTIMATED CURRENT RETURN:                           DATE OF DEPOSIT: June 26, 1997
4.91 - 5.11%
ESTIMATED LONG-TERM RETURN:
4.97 - 5.24%


UNITS OF THE TRUST ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK AND ARE NOT FEDERALLY INSURED OR OTHERWISE PROTECTED BY THE FDIC OR ANY OTHER FEDERAL AGENCY AND INVOLVE INVESTMENT RISK, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

--------------------------------------------------------------------------------

QUICK FACTS ABOUT THIS UNIT TRUST

Tax Status      Income is exempt from federal and state income
                taxes. Capital gains are taxable.
Total Principal $3,500,000 in 35,000 units
Average Life    26.3 years
Call Protection Earliest ordinary optional call is 2006
Minimum         $5,000 or 50 units, whichever is lower
Investment
Offering Price  $100.41 to $97.44 depending on the purchase amount
Cusip           67065A 587 monthly payment plan
Numbers         67065A 595 quarterly payment plan
                67065A 603 semi-annual payment plan
Insurance       Individual bonds (not units) are fully insured by
                MBIA Insurance Corporation, which guarantees
                timely payment of interest and principal.
Registration    Registered in California

Payment         Investors may choose to receive monthly, quarterly
Plans           or semi-annual interest payments.
Bond Calls      Most municipal bonds are subject to optional bond
                calls. Bonds are usually called at a premium price
                and generally not below par value.
Sales Charge    The sales charge is a one-time expense included in
                the Public Offering Price.
Letter          Investors may use a Letter of Intent to get
of Intent       reduced sales charges on purchases made over a
(LOI)           13-month period (and to take advantage of dollar
                cost averaging). Minimum LOI investment $50,000.
Redemptions     Units can be redeemed on any business day at no
                charge. Units are redeemed at their current market
                value.
Reinvestment    Interest income and returned principal can be
                reinvested with no sales charge into Nuveen tax-
                free mutual or money market funds. For more
                information obtain a prospectus.

--------------------------------------------------------------------------------

MATURITY DATES (Description of Chart)
2017-19                                            17.2%
2020-22                                            28.6%
2023-25                                             0.0%
2026+                                              54.2%
The earliest ordinary optional call date is 2006

YIELD COMPARISON AS OF 06/25/97*
  (Description of Yield Comparison Chart)

Nuveen UIT
     Yield                                         4.91%
     Tax Equivalent Yield                          8.47%

Treasury Bonds
     Yield                                         6.69%
     Tax Equivalent Yield                          7.38%

Corporate Bonds
     Yield                   7.43%

 *COMPARES TRUST AS OF 06/25/97 WITH 30-YEAR TREASURY BONDS AND LEHMAN BROTHERS
  INVESTMENT GRADE LONG CORPORATE BOND INDEX AS OF 06/24/97. ASSUMES 42.0% FEDERAL AND STATE INCOME TAX RATE AND A 9.30% STATE INCOME TAX RATE. TREASURY BONDS ARE SUBJECT TO FEDERAL BUT NOT STATE INCOME TAXES; CORPORATE BONDS ARE GENERALLY SUBJECT TO BOTH. TREASURY BONDS, UNLIKE MUNICIPAL BONDS, ARE GUARANTEED BY THE U.S. GOVERNMENT.

CALL 1.800.257.8787 FOR A PROSPECTUS CONTAINING MORE COMPLETE INFORMATION INCLUDING CHARGES AND EXPENSES.
READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

--------------------------------------------------------------------------------

 BONDS THIS CALIFORNIA INSURED UNIT TRUST CONTAINS

                                                                                                        RATINGS
  PRINCIPAL                                                                              EARLIEST CALL ----------
    AMOUNT    BOND ISSUE                                                                 DATE AND PRICE S&P MOODY'S
 ----------------------------------------------------------------------------------------------------------------
 $   500,000  State of California, Various Purpose General Obligation Bonds, 5.375% Due   2006 at 101  AAA   Aaa
              6/1/26. (Original issue discount bonds delivered on or about November 7,
              1996 at a price of 94.694% of principal amount.)
     500,000  County of Contra Costa, California, Certificates of Participation           2007 at 102  AAA   Aaa
              (Merrithew Memorial Hospital Replacement Project), Refunding Series of
              1997, 5.375% Due 11/1/17.
     500,000  Redevelopment Agency of the City of El Centro, California (Imperial         2006 at 102  AAA   Aaa
              County), El Centro Redevelopment Project, Tax Allocation Refunding Bonds,
              Series 1996, 5.50% Due 11/1/26. (Original issue discount bonds delivered on or about October 15, 1996 at a price of 94.875% of principal amount.)
     500,000  City of Rancho Mirage (California), Joint Powers Financing Authority,       2007 at 102  AAA   Aaa
              Certificates of Participation, Eisenhower Medical Center, Series 1997A,
              5.375% Due 7/1/22. (Original issue discount bonds delivered on or about
              February 19, 1997 at a price of 94.383% of principal amount.)
     100,000  Saddleback Valley Unified School District, Public Financing Authority,      No Optional  AAA   Aaa
              Special Tax Revenue Bonds (County of Orange, State of California), 1996         Call
              Series A Bonds, 0.00% Due 9/1/18. (Original issue discount bonds delivered on or about January 16, 1997 at a price of 28.438% of principal amount.)
     500,000  Airports Commission of the City and County of San Francisco, California,    2006 at 102  AAA   Aaa
              San Francisco International Airport, Second Series Revenue Bonds, Issue
              10B, 5.50% Due 5/1/26.
     500,000  The Metropolitan Water District of Southern California, Water Revenue       2006 at 100  AAA   Aaa
              Refunding Bonds, 1996 Series B, 4.75% Due 7/1/21. (Original issue discount bonds delivered on or about February 28, 1996 at a price of 93.829% of principal amount.)
     400,000  City of Visalia, California, Refunding Certificates of Participation        2006 at 102  AAA   Aaa
              (Multiple Projects), Visalia Public Finance Authority, Series 1996B, 5.375%
              Due 12/1/26.
 ----------------------------------------------------------------------------------------------------------------
 $ 3,500,000  TOTAL         8 BONDS FROM CALIFORNIA.

--------------------------------------------------------------------------------

HOW TO DETERMINE YOUR INCOME AND YIELD

HOW TO CALCULATE YOUR RETURN

The estimated current return is the net income         the sales charge, and returns are as of 06/25/97.
divided by the offering price. Estimated long-term     As of this date, Units are offered at the public
return is a measure of the return to the investor      offering price plus accrued interest to the
expected to be earned over the estimated life of       settlement date of $.07. Returns and prices will
the Unit Trust. The public offering prices, which      fluctuate.
include

                          Public                       Estimated Return (CURRENT/Long Term)
 Breakpoints             Offering     Sales      -------------------------------------------------
 Units / Dollars           Price      Charge      Monthly Plan   Quarterly Plan  Semi-Annual Plan
 50 / $5,000           $    100.41     4.90 %      4.91%   4.97%   4.94%   5.00%   4.96%   5.02 %
 500 / $50,000              100.25     4.75        4.91    4.98    4.95    5.01    4.96    5.03
 1,000 / $100,000            99.99     4.50        4.93    5.00    4.96    5.03    4.98    5.05
 2,500 / $250,000            99.73     4.25        4.94    5.02    4.97    5.05    4.99    5.07
 5,000 / $500,000            98.95     3.50        4.98    5.08    5.01    5.11    5.03    5.13
 10,000 / $1,000,000         98.44     3.00        5.00    5.11    5.04    5.14    5.06    5.16
 25,000 / $2,500,000         97.94     2.50        5.03    5.15    5.06    5.18    5.08    5.20
 50,000 / $5,000,000         97.44     2.00        5.06    5.18    5.09    5.21    5.11    5.24

HOW TO DETERMINE YOUR
TAXABLE EQUIVALENT YIELD

The table shows the approximate yield an investor must get from a taxable investment to match the estimated current return from this Unit Trust.

                 Taxable Equivalent Yield (by tax
   UNIT TRUST                bracket)
     RETURN      34.5%   37.5%   42.0%      45.0%
         4.91  % 7.50%   7.86%   8.47%      8.93 %
         4.91    7.50    7.86    8.47       8.93
         4.93    7.53    7.89    8.50       8.96
         4.94    7.54    7.90    8.52       8.98
         4.98    7.60    7.97    8.59       9.05
         5.00    7.63    8.00    8.62       9.09
         5.03    7.68    8.05    8.67       9.15
         5.06    7.73    8.10    8.72       9.20

JOHN NUVEEN & CO. INCORPORATED
333 WEST WACKER DRIVE, CHICAGO, IL 60606
HOW TO CALCULATE YOUR INCOME
The table shows expected interest payments for monthly, quarterly and semi-annual plans. Payments will remain relatively constant as long as the Unit Trust's size, composition and expenses remain the same. The first record date is 08/01/97.

                                                 Annual
                    First Payment   Payment      Income
 Payment Plan           Date       (per unit)  (per unit)
 Initial payment
  (all plans)            8/15/97   $   .4788
 Monthly plan            9/15/97       .4104   $ 4.9261
 Quarterly plan         11/15/97      1.2393
                         2/15/98      1.2393     4.9581
 Semi-annual plan       11/15/97      1.2438
                         5/15/98      2.4876     4.9771
 EXAMPLE OF HOW TO CALCULATE YOUR ESTIMATED INCOME:
 $10,000       DIVIDED  BY 100.48 =  99.522
 investment       offering price     # of units
 (as of           and accrued        purchased
 06/25/97)        interest
 99.522       X   $4.9261        =   $490.26
 # of units       annual income      annual income
 purchased        per unit
                  (monthly plan)

NUVEEN NEW YORK                                                           NUVEEN
INSURED UNIT TRUST 270                                                       948


--------------------------------------------------------------------------------


RATED: "AAA"                                        NUVEEN TAX-FREE UNIT TRUSTS:
All bonds in this Unit Trust are insured by MBIA    For the tax-sensitive, conservative investor.
Insurance Corporation. As a result, the bonds are   - Double Tax-Free
rated Aaa by Moody's Investors Service, Inc.        - Dependable Income
and/or AAA by Standard & Poor's, the highest        - Diversified Portfolios
rating given by each agency.                        - Top-Rated Municipal Bonds
ESTIMATED CURRENT RETURN:                           DATE OF DEPOSIT: June 26, 1997
5.03 - 5.23%
ESTIMATED LONG-TERM RETURN:
5.00 - 5.28%


UNITS OF THE TRUST ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK AND ARE NOT FEDERALLY INSURED OR OTHERWISE PROTECTED BY THE FDIC OR ANY OTHER FEDERAL AGENCY AND INVOLVE INVESTMENT RISK, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

--------------------------------------------------------------------------------

QUICK FACTS ABOUT THIS UNIT TRUST

Tax Status      Income is exempt from federal and state income
                taxes. Capital gains are taxable.
Total Principal $3,500,000 in 35,000 units
Average Life    24.9 years
Call Protection Earliest ordinary optional call is 2005
Minimum         $5,000 or 50 units, whichever is lower
Investment
Offering Price  $102.08 to $99.06 depending on the purchase amount
Cusip           67102K 614 monthly payment plan
Numbers         67102K 622 quarterly payment plan
                67102K 630 semi-annual payment plan
Insurance       Individual bonds (not units) are fully insured by
                MBIA Insurance Corporation, which guarantees
                timely payment of interest and principal.
Registration    Registered in New York

Payment         Investors may choose to receive monthly, quarterly
Plans           or semi-annual interest payments.
Bond Calls      Most municipal bonds are subject to optional bond
                calls. Bonds are usually called at a premium price
                and generally not below par value.
Sales Charge    The sales charge is a one-time expense included in
                the Public Offering Price.
Letter          Investors may use a Letter of Intent to get
of Intent       reduced sales charges on purchases made over a
(LOI)           13-month period (and to take advantage of dollar
                cost averaging). Minimum LOI investment $50,000.
Redemptions     Units can be redeemed on any business day at no
                charge. Units are redeemed at their current market
                value.
Reinvestment    Interest income and returned principal can be
                reinvested with no sales charge into Nuveen tax-
                free mutual or money market funds. For more
                information obtain a prospectus.

--------------------------------------------------------------------------------

MATURITY DATES (Description of Chart)
2019-20                                            14.3%
2021-22                                            56.4%
2023-24                                            14.3%
2025+                                              15.0%
The earliest ordinary optional call date is 2005

YIELD COMPARISON AS OF 06/25/97*
  (Description of Yield Comparison Chart)

Nuveen UIT
     Yield                                         5.03%
     Tax Equivalent Yield                          8.45%

Treasury Bonds
     Yield                                         6.69%
     Tax Equivalent Yield                          7.18%

Corporate Bonds
     Yield                   7.43%

 *COMPARES TRUST AS OF 06/25/97 WITH 30-YEAR TREASURY BONDS AND LEHMAN BROTHERS
  INVESTMENT GRADE LONG CORPORATE BOND INDEX AS OF 06/24/97. ASSUMES 40.5% FEDERAL AND STATE INCOME TAX RATE AND A 6.85% STATE INCOME TAX RATE. TREASURY BONDS ARE SUBJECT TO FEDERAL BUT NOT STATE INCOME TAXES; CORPORATE BONDS ARE GENERALLY SUBJECT TO BOTH. TREASURY BONDS, UNLIKE MUNICIPAL BONDS, ARE GUARANTEED BY THE U.S. GOVERNMENT.

CALL 1.800.257.8787 FOR A PROSPECTUS CONTAINING MORE COMPLETE INFORMATION INCLUDING CHARGES AND EXPENSES.
READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

--------------------------------------------------------------------------------

 BONDS THIS NEW YORK INSURED UNIT TRUST CONTAINS

                                                                                                        RATINGS
  PRINCIPAL                                                                              EARLIEST CALL ----------
    AMOUNT    BOND ISSUE                                                                 DATE AND PRICE S&P MOODY'S
 ----------------------------------------------------------------------------------------------------------------
 $   500,000  Dormitory Authority of the State of New York, City University System        2006 at 102  AAA   Aaa
              Consolidated Third General Resolution Revenue Bonds, 1996 Series 1, 5.50%
              Due 7/1/24.
     500,000  Dormitory Authority of the State of New York, Mental Health Services        2006 at 102  AAA   Aaa
              Facilities Improvement Revenue Bonds, Series 1996B, 5.125% Due 8/15/21.
              (Original issue discount bonds delivered on or about March 27, 1996 at a price of 93.599% of principal amount.)(General Obligation Bonds.)
     375,000  Dormitory Authority of the State of New York, Rochester Institute of        2007 at 101  AAA   Aaa
              Technology, Insured Revenue Bonds, Series 1997, 5.25% Due 7/1/22. (When
              issued.)
     500,000  New York State Energy Research and Development Authority, Gas Facilities    2006 at 102  AAA   Aaa
              Revenue Bonds, 1996 Series (The Brooklyn Union Gas Company Project), 5.50%
              Due 1/1/21.
     500,000  Monroe-Woodbury Central School District, Orange County, New York, School    2006 at 102  AAA   Aaa
              District Bonds, 1997, 5.625% Due 5/15/22. (General Obligation Bonds.)
     525,000  The City of New York, New York, General Obligation Bonds, Fiscal 1996       2005 at 101  AAA   Aaa
              Series D, 6.00% Due 2/15/25.
     500,000  New York City (New York), Municipal Water Finance Authority, Water and      2006 at 101  AAA   Aaa
              Sewer System Revenue Bonds, Fiscal 1997 Series A, 5.625% Due 6/15/19.
     100,000  Triborough Bridge and Tunnel Authority (New York), General Purpose Revenue  No Optional  AAA   Aaa
              Bonds, Series 1993B, 0.00% Due 1/1/21. (Original issue discount bonds           Call
              delivered on or about November 9, 1993 at a price of 22.627% of principal amount.)
 ----------------------------------------------------------------------------------------------------------------
 $ 3,500,000  TOTAL         8 BONDS FROM NEW YORK.

--------------------------------------------------------------------------------

HOW TO DETERMINE YOUR INCOME AND YIELD

HOW TO CALCULATE YOUR RETURN

The estimated current return is the net income         the sales charge, and returns are as of 06/25/97.
divided by the offering price. Estimated long-term     As of this date, Units are offered at the public
return is a measure of the return to the investor      offering price plus accrued interest to the
expected to be earned over the estimated life of       settlement date of $.06. Returns and prices will
the Unit Trust. The public offering prices, which      fluctuate.
include

                          Public                       Estimated Return (CURRENT/Long Term)
 Breakpoints             Offering     Sales      -------------------------------------------------
 Units / Dollars           Price      Charge      Monthly Plan   Quarterly Plan  Semi-Annual Plan
 50 / $5,000           $    102.08     4.90 %      5.03%   5.00%   5.06%   5.04%   5.08%   5.06 %
 500 / $50,000              101.92     4.75        5.03    5.01    5.06    5.05    5.08    5.07
 1,000 / $100,000           101.65     4.50        5.05    5.03    5.08    5.07    5.10    5.09
 2,500 / $250,000           101.39     4.25        5.06    5.05    5.09    5.09    5.11    5.11
 5,000 / $500,000           100.60     3.50        5.10    5.11    5.13    5.15    5.15    5.17
 10,000 / $1,000,000        100.08     3.00        5.13    5.15    5.16    5.19    5.18    5.21
 25,000 / $2,500,000         99.57     2.50        5.15    5.18    5.18    5.22    5.20    5.24
 50,000 / $5,000,000         99.06     2.00        5.18    5.22    5.21    5.26    5.23    5.28

HOW TO DETERMINE YOUR
TAXABLE EQUIVALENT YIELD

The table shows the approximate yield an investor must get from a taxable investment to match the estimated current return from this Unit Trust.

                 Taxable Equivalent Yield (by tax
   UNIT TRUST                bracket)
     RETURN      33.0%   35.5%   40.5%      43.5%
         5.03  % 7.51%   7.80%   8.45%      8.90 %
         5.03    7.51    7.80    8.45       8.90
         5.05    7.54    7.83    8.49       8.94
         5.06    7.55    7.84    8.50       8.96
         5.10    7.61    7.91    8.57       9.03
         5.13    7.66    7.95    8.62       9.08
         5.15    7.69    7.98    8.66       9.12
         5.18    7.73    8.03    8.71       9.17

JOHN NUVEEN & CO. INCORPORATED
333 WEST WACKER DRIVE, CHICAGO, IL 60606
HOW TO CALCULATE YOUR INCOME
The table shows expected interest payments for monthly, quarterly and semi-annual plans. Payments will remain relatively constant as long as the Unit Trust's size, composition and expenses remain the same. The first record date is 08/01/97.

                                                 Annual
                    First Payment   Payment      Income
 Payment Plan           Date       (per unit)  (per unit)
 Initial payment
  (all plans)            8/15/97   $   .4909
 Monthly plan            9/15/97       .4275   $ 5.1302
 Quarterly plan         11/15/97      1.2897
                         2/15/98      1.2897     5.1622
 Semi-annual plan       11/15/97      1.2951
                         5/15/98      2.5902     5.1812
 EXAMPLE OF HOW TO CALCULATE YOUR ESTIMATED INCOME:
 $10,000       DIVIDED  BY 102.14 =  97.904
 investment       offering price     # of units
 (as of           and accrued        purchased
 06/25/97)        interest
 97.904       X   $5.1302        =   $502.27
 # of units       annual income      annual income
 purchased        per unit
                  (monthly plan)